PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PLANT AND EQUIPMENT

Plant and equipment consist of the following:

	As of December 31,
	2023	2024
	HK$	HK$

Furniture and equipment	439,448	74,392
Less: accumulated depreciation	(437,302)	(9,883)
Plant and equipment, net	2,146	64,509

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PLANT AND EQUIPMENT

Plant and equipment consist of the following:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Furniture and equipment	74,392	114,141
Less: accumulated depreciation	(9,883)	(23,603)
Plant and equipment, net	64,509	90,538